S000001266 [Member] Investment Strategy - U.S. GOVERNMENT MONEY MARKET FUND	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash; securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Fund operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on fund redemptions that might apply to other types of money market funds. The Fund may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Fund will limit its investments to “eligible securities” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Fund’s Board of Trustees). The Fund may invest in variable and floating rate instruments.
The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund. The Fund will generally hold a portion of its assets in cash to accommodate anticipated redemptions.